Secured and Unsecured Debt (Details) (USD $)															1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fixed rate debt	Dec. 31, 2011 Fixed rate debt Minimum	Dec. 31, 2011 Fixed rate debt Maximum	Dec. 31, 2011 Fixed rate debt Indemnification agreement	Dec. 31, 2011 Variable rate debt	Dec. 31, 2011 Variable rate debt Guarantee	Dec. 31, 2011 Mortgages Payable	Dec. 31, 2011 Credit Agreements Variable rate debt	Dec. 31, 2011 Line of credit facility	Dec. 31, 2010 Line of credit facility	Dec. 31, 2011 Line of credit facility Variable rate debt	Dec. 31, 2011 Term loan maturing in 2014 Variable rate debt	Nov. 30, 2011 Term loan maturing in 2018	Dec. 31, 2011 Term loan maturing in 2018 Variable rate debt	Dec. 31, 2011 Convertible Notes Fixed rate debt	Dec. 31, 2010 Convertible Notes Fixed rate debt
Mortgage payable
Fair Value			$ 380,456,000				$ 317,737,000
Fixed rate mortgage loans			336,437,000
Variable rate mortgage loans							54,765,000
Weighted average interest rate (as a percent)			5.49%				3.05%		5.27%				2.81%	2.81%		3.50%
Fixed interest rate (as a percent)				4.85%	7.65%
Unsecured credit facilities	280,000,000	195,000,000								230,000,000				150,000,000		50,000,000
Outstanding balance on the line of credit facility											80,000,000	45,000,000
Mortgage loans, weighted average fixed interest rate (as a percent)									5.54%
Mortgage loans, weighted average variable interest rate (as a percent)									3.63%
Maturing debt:
2012			35,871,000				33,764,000		66,700,000
2013			3,963,000				14,800,000
2014			163,746,000				236,200,000
2015			20,564,000
2016			1,262,000
Thereafter			140,247,000				50,000,000
Total	391,202,000	483,186,000	365,653,000						391,202,000
Guaranteed mortgage						18,800,000
Guaranteed mortgage on debt maturing in 2012								2,700,000
Guaranteed mortgage on debt maturing in 2013								7,400,000
Weighted average interest rate
2012 (as a percent)			5.22%				4.38%
2013 (as a percent)							3.24%
2014 (as a percent)			5.27%				2.75%
2015 (as a percent)			6.50%
Thereafter (as a percent)			5.67%				3.50%
Total (as a percent)			5.49%				3.05%		5.27%				2.81%	2.81%		3.50%
Principal outstanding, convertible notes																	29,215,000	110,000,000
Unamortized Discount																	$ (1,352,000)	$ (2,640,000)
Minimum effective interest rate on outstanding principal balance (as a percent)															3.50%	3.50%